Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non-current assets
Vessels and equipment, accumulated depreciation	$ 20.8	$ 12.4
Deferred drydock expenditure, accumulated amortization	1.9	0.4
Other non-current assets, accumulated depreciation	0.10	0.05
Deferred finance charges, accumulated amortization	$ 0.7	$ 0.6
Equity
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	18,050,000	8,049,500
Common stock, shares outstanding (in shares)	18,050,000	8,049,500